Convertible Promissory Notes	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Promissory Notes

11. Convertible promissory notes

On February 20, 2015, the Company issued convertible promissory notes in the aggregated principal amount of US$2,500,000 to a third party investor with non-compounding interest at 12% per annum, maturing six months after the issuance date (the “Initial Notes”). From February 21, 2015 through June 25, 2015, the Company issued convertible promissory notes in the aggregate principal amount of US$30,300,000 to several third party investors with non-compounding interest at 8% per annum, maturing one year after their respective issuance dates (the “Subsequent Notes”). The Initial Notes and Subsequent Notes are collectively referred to as the 2015 Notes.

Under the agreements, following the closing of the Company’s Series C convertible redeemable preferred shares (the “Series C Shares”) placement, the holders of 2015 Notes may (i) convert the outstanding principal plus accrued interest of the 2015 Notes into the Company’s Series C Shares or (ii) redeem them for cash in the amount of the outstanding principal plus accrued interest of the 2015 Notes. Alternatively, the 2015 Notes will automatically convert into the ordinary shares of the Company upon completion of a Qualified Public Offering as discussed in Note 12 of these consolidated financial statements. For the Initial Notes, conversion will be made at the conversion price of 94% of the Series C Shares issuance price or 94% of the Qualified Public Offering issuance price as applicable, respectively. For the Subsequent Notes, conversion will be made at the conversion price of 90% of the Series C Shares issuance price or 90% of the Qualified Public Offering issuance price as applicable, respectively. The conversion option was bifurcated from the host contract and accounted for separately as a derivative and measured at fair value.

On July 1, 2015, following the Company’s placement of Series C Shares, the conversion option into Series C Shares was exercised by holders of the Subsequent Notes, resulting in an extinguishment loss of US$2,232 thousand. The Initial Note, including interest, was redeemed by its holder for US$2,660 thousand on August 31, 2015.

From April 2016 through May 2016, the Company issued unsecured convertible promissory notes to several investors in the aggregated principal amount of US$2,176,413 to several investors (the “2016 Notes”). The outstanding principal balance of the 2016 Notes shall be deemed to have borne interest at an annual rate of 15% (but in no event less than 5%) for the period from the date of issuance to the date before the Preferred Share Conversion, Qualified Offering Conversion or Automatic Conversion (as defined below), as the case may be an annual rate of 15%; provided, however, that such rate shall be no less than 5%. The 2016 Notes may be repaid with no penalty at any time at the election of the Company. Upon repayment in full of all outstanding principal, and all accrued and unpaid interest thereon, this 2016 Note shall be cancelled.

Upon the closing of subsequent private placement of the Company’s Series C Shares, the 2016 Notes will automatically convert into Series C Shares or any subsequent series of preferred shares (a “Preferred Share Conversion”). Preferred Share Conversion will be made at a conversion price equal of the preferred Share issuance price. If following the Preferred Share Conversion but prior to 1 year anniversary of the 2016 Notes, the Company completes a closing of a private placement of additional preferred shares (“Additional Preferred Shares”) with preference or rights superior to those the preferred shares issued in the Preferred Share Conversion, the holders shall be entitled to converted the preferred shares it received up on the Preferred Share Conversion into such number of Additional Preferred Shares that the holders would have received had the 2016 Notes converted into Additional Preferred Shares upon the closing of the private placement of the Additional Preferred Shares.

Alternatively, the outstanding principal plus accrued interest of the 2016 Notes will automatically convert into Series C Shares immediately before a Qualified Public Offering (a “Qualified Offering Conversion”) and Qualified Offering Conversions will be made at the price per share of US$26.64. If no Preferred Share Conversion or Qualified Offering conversion occurs on 1 year anniversary of the date of 2016 Notes, the outstanding principal plus accrued interest the 2016 Notes shall automatically convert into Series Shares at a price per share of US$26.64. (an “Automatic Conversion”).

The Company’s 2016 Notes were automatically converted into the Company’s Series C shares upon a subsequent private placement of the Company’s Series C Shares on August 5, 2016.

From November 14, 2016 through November 21, 2016, the Company issued additional unsecured convertible promissory notes to several investors in the aggregated principal amount of US$3,249,000 (the “2016 Batch II Notes”). The 2016 Batch II Notes have the same contractual terms as that of aforemenionted 2016 Notes (except for issuance date), and are measured initially and subsequently at fair value.

The Company’s 2016 Batch II Notes were automatically converted into the Company’s Series C shares upon a subsequent private placement of the Company’s Series C Shares on December 6, 2016.

In March 2017, the Company issued an additional unsecured convertible promissory note to one investor in the principal amount of US$500 thousand (the “2017 Note”). The 2017 Note automatically converted into the Company’s Series C shares upon a subsequent private placement of the Company’s Series C convertible redeemable preferred shares on March 30, 2017.